HANSBERGER INTERNATIONAL SERIES

May 2, 2008

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Hansberger International Series

(File Nos.: 333-08919 and 811-07729)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information do not differ from those contained in the Post-Effective Amendment No. 21 that was filed electronically on April 29, 2008.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary